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US Legal Services

J. Neil McMurdie
Senior Counsel
Tel: 860.580.2824 | Fax: 860.580.4897
Email: neil.mcmurdie@us.ing.com

June 19, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: State University of New York Defined Contribution Retirement Plan
File Nos.: 033-81216 and 811-02513
497(j) Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account C, we
hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:
·	The form of the Contract Prospectus Supplement that would have been filed under Rule 497(c)
would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
·	The text of the most recent post-effective amendment to the above-referenced Registration
Statement was filed electronically by EDGARLink on June 18, 2013.

If you have any questions, please call the undersigned at 860.580.2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

	Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095-4774